Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 6,645	¥ 23,172
Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 7,526
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Range Discount Rate		10.70%
Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)		Direct capitalization
Significant Unobservable Inputs		Capitalization rate
Range Discount Rate		11.20%
Real Estate Collateral Dependent Loans | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 6,452
Valuation Technique(s)	Appraisals
Significant Unobservable Inputs	-
Real Estate Collateral Dependent Loans | Weighted Average [Member] | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		10.70%
Real Estate Collateral Dependent Loans | Weighted Average [Member] | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		11.20%
Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 27
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Range Discount Rate		8.00%
Investment in operating leases and property under facility operations | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 193	¥ 3,889
Valuation Technique(s)	Appraisals	Appraisals
Significant Unobservable Inputs	-	-
Investment in operating leases and property under facility operations | Weighted Average [Member] | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		8.00%
Certain Investment in Affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Certain Investment in Affiliates | Market Price Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 11,730
Valuation Technique(s)		Market price method
Significant Unobservable Inputs		-
Certain Investment in Affiliates | Business Enterprise Value Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)		Business enterprise value multiples
Significant Unobservable Inputs		-
Certain Investment in Affiliates | Weighted Average [Member] | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		9.80%
Level 3 | Certain Investment in Affiliates | Minimum | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		9.30%
Level 3 | Certain Investment in Affiliates | Maximum | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		10.30%